Property and Equipment, net (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Xos, Inc. [Member]
Property and Equipment, net (Details) [Line Items]
Depreciation expense	$ 291,000	$ 148,000	$ 380,000	$ 148,000	$ 296,000	$ 239,000	$ 121,000